Income Taxes (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Net operating loss carryovers	$ 51,918,000	$ 51,918,000	$ 44,641,000
Federal net operating loss	189,200,000	189,200,000
State net operating loss	169,100,000	169,100,000
Federal tax		134,900,000
State tax		$ 124,100,000
Deduction percentage		80.00%
U.S. federal [Member]
Income Taxes (Details) [Line Items]
Federal net operating loss	54,400,000	$ 54,400,000
Federal tax		6,700,000
U.S State [Member]
Income Taxes (Details) [Line Items]
State net operating loss	45,000,000.0	45,000,000.0
State tax		100,000
Blue Water Acquisition Corp [Member]
Income Taxes (Details) [Line Items]
Change in valuation allowance	898,000
Net operating loss carryovers	49,063	49,063
Federal tax
State tax
Blue Water Acquisition Corp [Member] | U.S. federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryovers	$ 172,000	$ 172,000